Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
Goodwill
	As of December 31,
	2016	2017
Beginning balance	$5,945	$5,565
Foreign currency translation adjustment	(380)	343
Ending balance	$5,565	$5,908